Financial Risk Management - Summary of Other Accounts Payable (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Text block [abstract]
Beginning balance	₩ 1,078,150
Change (Cash flows from operation activities)	(4,061)
Ending balance	₩ 1,074,089